Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (also referred to as “CAP”) and certain financial performance of our Company for each of the last three completed fiscal years. In determining the “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2024, 2023, and 2022 fiscal years. Note that for our NEOs other than our CEO, or principal executive officer, compensation is reported as an average.

Year	John M. Suzuki, PEO		Timothy A. Vitou, Former PEO		Non-PEO NEOs		Value of Initial Fixed $100 Investment Based on Total Stockholder Return	Net income (loss) (thousands)(5)
	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEOs(3)	Average Compensation Actually Paid to Non-PEOs(4)
2024	$1,803,270	$2,092,731	$—	$—	$825,765	$871,289	$298.77	$8,359
2023	$475,338	$538,112	$316,855	$341,751	$274,426	$285,645	$106.56	$(2,230)
2022	$506,177	$573,304	$374,417	$408,962	$273,827	$285,655	$144.64	$(11,633)

(1)          Represent the amounts of total compensation reported for our PEO, John M. Suzuki (for 2024, 2023 and 2022), and our Former PEO, Timothy A. Vitou (for 2023 and 2022), during each such corresponding year in the “Total” column of the Summary Compensation Table above.

PEO Total Compensation Amount	$ 1,803,270	$ 475,338	$ 506,177
PEO Actually Paid Compensation Amount	$ 2,092,731	538,112	573,304
Adjustment To PEO Compensation, Footnote

(2)          Represents the amount of “compensation actually paid” to our PEO and Former PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO and Former PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our PEO and Former PEO’s total compensation for each year to determine the “compensation actually paid”:

	Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Option and Stock Awards (a)(b) ($)	Equity Award Adjustments (b) ($)	Compensation Actually Paid to PEO ($)
John M. Suzuki, PEO	2024	$1,803,270	$(1,532,842)	$1,822,303	$2,092,731
	2023	$475,338	$(154,911)	$217,685	$538,112
	2022	$506,177	$(128,805)	$195,932	$573,304
Timothy A. Vitou, Former PEO	2023	$316,855	—	$24,896	$341,751
	2022	$374,417	$(47,550)	$82,095	$408,962

(a)          The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” and “Stock Awards” columns in the Summary Compensation Table for the applicable year.

(b)          In order to calculate the compensation “actually paid” to our PEO and Former PEO, we are required under the SEC rules to subtract from the value in the Summary Compensation Table the grant date fair value of equity awards, and add back the following:

(i)	the year-end fair value of any equity awards in the applicable year that are outstanding and unvested as of the end of the year;
(ii)

the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)	for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;
(iv)	for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value;
(v)

for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)

the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation($)	Total Equity Award Adjustments
John M. Suzuki, PEO	2024	$1,409,396	$289,488	$123,442	$(23)	$—	$—	$1,822,303
	2023	$75,941	$3,603	$59,621	$78,520	$—	$—	$217,685
	2022	$147,283	$—	$48,648	$—	$—	$—	$195,932
Timothy A. Vitou, Former PEO	2023	$—	$—	$—	$24,896	$—	$—	$24,896
	2022	$72,820	$5,634	$7,570	$1,867	$(5,796)	$—	$82,095

(3)          Represents the average of the amounts reported for our NEOs as a group (excluding our PEO and our Former PEO) in each applicable year in the “Total” column of the Summary Compensation Table above (the “Non‑PEO NEOs”). For 2024, the Non-PEO NEOs are Scott A. Malmanger and Branko Avanic. For 2023, the Non-PEO NEOs are Scott A. Malmanger, Randy Willis and Branko Avanic. For 2022, the Non-PEO NEOs are William P. Kelly, Scott A. Malmanger, Randy Willis and Branko Avanic.

Non-PEO NEO Average Total Compensation Amount	$ 825,765	274,426	273,827
Non-PEO NEO Average Compensation Actually Paid Amount	$ 871,289	285,645	285,655
Adjustment to Non-PEO NEO Compensation Footnote

(4)          Represents the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average compensation earned or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year to determine the “compensation actually paid”, using the same methodology as described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEOs ($)	Average Reported Value of Option and Stock Awards ($)	Average Equity Award Adjustments (a) ($)	Average Compensation Actually Paid to Non-PEOs ($)
2024	$825,765	$(571,944)	$617,468	$871,289
2023	$274,426	$(15,247)	$26,466	$285,645
2022	$273,827	$(23,420)	$35,248	$285,655

(a)          The amounts deducted or added in calculating the total average equity award adjustment are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Average Equity Award Adjustments
2024	$563,758	$38,236	$8,183	$7,291	$—	$—	$617,468
2023	$12,656	$(129)	$2,591	$14,881	$(3,533)	$—	$26,466
2022	$25,074	$5,351	$3,386	$1,437	$—	$—	$35,248

(5)	The dollar amounts reported represent the amount of net loss reflected in our consolidated audited financial statements for the applicable year.

Compensation Actually Paid vs. Net Income

Analysis of the Information Presented in the Pay versus Performance Table

The chart below demonstrates the relationship between (i) compensation actually paid to our PEO and the average amount of compensation actually paid to the non-PEO NEOs and (ii) the Company’s net income (loss) for each of 2024, 2023, and 2022.

Total Shareholder Return Amount	$ 298.77	106.56	144.64
Net Income (Loss)	8,359,000	(2,230,000)	(11,633,000)
Former PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	316,855	374,417
PEO Actually Paid Compensation Amount	0	341,751	408,962
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,532,842)	(154,911)	(128,805)
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,822,303	217,685	195,932
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,409,396	75,941	147,283
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	289,488	3,603	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	123,442	59,621	48,648
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23)	78,520	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Former PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(47,550)
PEO | Former PEO [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		24,896	82,095
PEO | Former PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	72,820
PEO | Former PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	5,634
PEO | Former PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	7,570
PEO | Former PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		24,896	1,867
PEO | Former PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(5,796)
PEO | Former PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(571,944)	(15,247)	(23,420)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	617,468	26,466	35,248
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	563,758	12,656	25,074
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,236	(129)	5,351
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,183	2,591	3,386
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,291	14,881	1,437
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(3,533)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 617,468	$ 26,466	$ 35,248